Derivatives - Fair value hedges (Details) - SEK SEK in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Assets Fair Value	SEK 7,803	SEK 12,005
Liabilities Fair Value	16,480	22,072
Nominal amounts	397,465	410,001
Fair-value hedges
Disclosure of detailed information about financial instruments [line items]
Assets Fair Value	3,449	5,581
Liabilities Fair Value	5,650	6,207
Nominal amounts	174,030	174,306
Interest rate-related contracts
Disclosure of detailed information about financial instruments [line items]
Assets Fair Value	3,781	4,309
Liabilities Fair Value	9,132	9,909
Nominal amounts	245,788	244,854
Interest rate-related contracts | Fair-value hedges
Disclosure of detailed information about financial instruments [line items]
Assets Fair Value	1,178	1,586
Liabilities Fair Value	2,774	2,746
Nominal amounts	126,549	131,170
Currency-related contracts
Disclosure of detailed information about financial instruments [line items]
Assets Fair Value	3,772	7,115
Liabilities Fair Value	6,879	10,302
Nominal amounts	139,614	137,656
Currency-related contracts | Fair-value hedges
Disclosure of detailed information about financial instruments [line items]
Assets Fair Value	2,271	3,995
Liabilities Fair Value	2,876	3,461
Nominal amounts	SEK 47,481	SEK 43,136